4 Winds Treasury Money Market Fund
Portfolio of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
  Principal
-------------                                                       Value
   Amount

(1)U.S. Treasury Security--99.4%
              U.S. Treasury Bill--99.4%
     $102,000 3.600%, 4/5/2001 (at amortized cost)(2)                $101,959

   (1) Each issue shows the coupon or rate of discount at the time of puchase, if applicable.
   (2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($102,533) at March 31, 2001.

================================================================================

See Notes which are an integral part of the Financial Statements


4 Winds Treasury Money Market Fund
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments in securities, at amortized cost                     $ 101,959
and value
Cash                                                                       1,022
   Total assets                                                          102,981
Liabilities:
Income distribution payable                                      $448
   Total Liabilities                                                         448
Net Assets for 102,533 shares outstanding                             $  102,533
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
$102,533 / 102,533 shares outstanding                                      $1.00

See Notes which are an integral part of the Financial Statements
================================================================================


4 Winds Treasury Money Market Fund
Statement of Operations
Period Ended March 31, 2001  (1) (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest                                                              $2,834
Net expenses                                                            ---
      Net investment income                                           $2,834

(1)  Reflects operations for the period from
October 11, 2000 (start of performance) to March
31, 2001.

See Notes which are an integral part of the Financial Statements
--------------------------------------------------------------------------------


4 Winds Treasury Money Market Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                               Period Ended
                                                March 31,
                                                 2001 (1)
                                               ------------
                                               (Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                 2,834
Distributions to Shareholders:
Distributions from net investment income             (2,834 )
Share Transactions:
Proceeds from sale of shares                        100,150
Net asset value of shares issued to
shareholders in payment of distributions              2,386
declared
Cost of shares redeemed                                  (3 )
   Change in net assets resulting from              102,533
share transactions
     Change in net assets                           102,533
Net Assets:
Beginning of period                                     ---
End of period                                       102,533

(1) Reflects operation for the period from October 11, 2000
(start of performance) to March 31,
2001.
================================================================================

See Notes which are an integral part of the Financial Statements


4 Winds Treasury Money Market Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each period)


                                   Period
                                   Ended
                                 March 31,
                                 2001 (1)
                                 ---------
                                 (Unaudited)
Net Asset Value, Beginning of     $1.00
Period

Income from Investment
Operations
Net investment income              0.03

Less Distributions
Distributions from net            (0.03 )
investment income
Net Asset Value, End of Period    $1.00
Total Return (2)                   2.83 %

Ratios to Average Net Assets
Expenses                           0.00 %(3)
Net investment income              5.94 %(3)

Supplemental Data
Net assets, end of period          $103
(000 omitted)

--------------------------------------------------------------------------------

(1) Reflects operations for the period from October 11, 2000 (start of performance) to March 31, 2001.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)    Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements



4 Winds Treasury Money Market Fund
Notes to Financial Statements
March 31, 2001 (Unaudited)
-------------------------------------------------------------------------------

1. Organization

The 4 Winds Family of Funds (the "Trust") is an open-end, management investment company that was established under the laws of the State of Delaware on August 31, 2000. The Trust consists of one portfolio, 4 Winds Treasury Money Market Fund (the "Fund"). The Trust may offer separate series of shares representing interests in separate portfolios of securities

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   Investment Valuations

     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

   Repurchase Agreements

     It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


     Investment Income, Expenses and Distributions

     Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in there respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

   Federal Taxes

     It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.


   When-Issued and Delayed Delivery Transactions

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

      Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other
   Investment transactions are accounted for on a trade date basis.


3. Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                             Period Ended
                                                              March 31, 2001 (1)
Shares sold                                                       100,150
Shares issued to shareholders in                                    2,386
payment of distributions declared
Shares redeemed                                                         (3)
                                                            ---------   ---
     Net change resulting from share                              102,533
                                                                  =======
transactions

(1) Reflects operations for the period from October 11, 2000 (start of performance) to March 31, 2001.

4. Investment Adviser Fee and Other Transactions with Affiliates

      Investment Adviser Free

     Native American Advisors, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee of 0.05% based on the Fund's average daily net assets. Federated Investment Management Company, the Fund's Co-Adviser (the "Co-Adviser"), receives an annual advisory fee from the Fund of 0.35% based on the average daily net assets of the Fund. The Adviser and the Co-Adviser may each voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and the Co-Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


   Administrative Fee

     21st Century Enterprises, Inc. (the "Administrator") provides certain administrative personnel and services necessary to operate the Fund. The Administrator provides these at the annual rate of 0.17% of the average daily net assets of the Fund, less the annual fees paid by the Fund to Federated Services Company (the "Sub-Administrator").

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and servies (including certain legal and financial reporting services) necessary to operate the Fund. The Sub-Administrator provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:


             Average Aggregate Daily
       Maximun Administative Fee                 Net Assets of the
                                                  Federated Funds
       0.150 of 1%                           On the first $250 million
       0.125 of 1%                           On the next $250 million
       0.100 of 1%                           On the next $250 million
       0.075 of 1%                           On assets in excess of
                                             $750 million

     The sub-administrative fee received during any fiscal year shall be at least $75,000 per portfolio and $30,000 per each additional class of Shares. The Sub-Administrator may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     For the period ended March 31, 2001, the Fund did not accrue any operating expenses. The Administrator has agreed to assume and pay all expenses of the Fund incurred through June 3, 2001, and all creditors of the Fund have agreed to release the Fund in respect of such expenses. Such expenses totalled $155,093 through March 31, 2001.

   Distribution Services Fee

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of a the Plan, the Fund will compensate Edgewood Services, Inc., an affiliate of the Co-Adviser and principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares of the Fund. The Plan provides that the Fund may incur distribution expenses up to 0.50% of average daily net assets of the Fund for the period. Edgewood Services, Inc. may voluntarily choose to waive any portion of its fee and can modify or terminate this voluntary waiver at any time at its sole discretion.

   Transfer and Dividend Disbursing Agent Fees and Expenses

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholders Services Company ("FSSC") maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

   General

     Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.